Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (606,632)	$ (655,479)	$ (681,909)	$ (784,931)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,702)	(1,731)	(1,712)	(1,905)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	42,488	12,796	13,604	14,458
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(27,644)	(75,262)	(76,881)	(96,496)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(618,567)	(590,401)	(615,751)	$ (700,168)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	6,230,886	5,966,363	5,648,944
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	30,238	29,478	10,831
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	75,671	56,298	50,590
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	834,813	657,472	605,052
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,046,004	4,691,382	4,654,502
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	161,316	146,980	143,596
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	459	315	449
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	6,104	95,886	51,304
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	56,313	41,447	30,373
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	25,128	21,557	19,877
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(5,160)	225,548	82,370
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(606,632)	(655,479)	(681,909)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,702)	(1,731)	(1,712)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	42,485	12,796	13,604
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(27,644)	(75,262)	(76,881)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(618,567)	(590,401)	(615,751)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (1,204)	$ (881)	$ (1,169)